Common Shares (Details)	Jul. 31, 2011	Apr. 30, 2011	Apr. 30, 2010
Stockholders' Equity, Number of Shares, Par Value and Other Disclosures [Abstract]
Common shares, shares authorized	150,000,000	150,000,000	150,000,000
Common shares, shares outstanding	114,383,657	114,172,122	119,119,152
Treasury shares, shares outstanding	14,221,508	14,432,043	9,485,013